INCOME TAXES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards
Not recognized tax benefits	$ 22,000,000
Valuation allowance	730,000,000	$ 640,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments	1,629,000,000	1,216,000,000
Income tax payments, net of refunds	836,000,000	394,000,000	$ 371,000,000
Interest expense (recovery) reflected within net tax expense	3,000,000	6,000,000	1,000,000
Accrued interest expense	21,000,000	18,000,000	12,000,000
Income tax penalties expense	0	0	0
Income tax penalties accrued	0	0	$ 0
Coastal GasLink
Net operating loss carryforwards
Decrease in valuation allowance	358,000,000	173,000,000
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	6,593,000,000	5,429,000,000
Capital loss carryforwards unrecognized	478,000,000	251,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	$ 140,000,000	126,000,000
Not recognized tax benefits		22,000,000
Foreign Tax Authority | Mexican Tax Authority (SAT)
Net operating loss carryforwards
Unused net operating loss carryforwards				$ 47	$ 69
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Year 2013
Net operating loss carryforwards
Audit assessment						$ 1
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Years 2014 through 2017
Net operating loss carryforwards
Audit assessment					490
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Years 2013 Through 2021
Net operating loss carryforwards
Audit assessment		$ 196,000,000			$ 153